Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2019
Text Block1 [Abstract]
Accumulated Other Comprehensive Income

NOTE 20. ACCUMULATED OTHER COMPREHENSIVE INCOME

	Unrealized Foreign Currency Translation Gains (Losses)	Foreign Exchange Gain (Loss) on Net Investment Hedge	Accumulated Other Comprehensive Income
December 31, 2017	$440,733	$(309,123)	$131,610
Other comprehensive income	175,630	(145,226)	30,404
December 31, 2018	616,363	(454,349)	162,014
Other comprehensive loss	(106,781)	79,022	(27,759)
December 31, 2019	$509,582	$(375,327)	$134,255